Cover	Sep. 08, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2026
Entity File Number	001-00035
Entity Registrant Name	General Electric Company
Entity Central Index Key	0000040545
Entity Tax Identification Number	14-0689340
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	1 Neumann Way
Entity Address, City or Town	Evendale
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45215
City Area Code	513
Local Phone Number	243-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	GE
Security Exchange Name	NYSE
1.875% Notes due 2027
Title of 12(b) Security	1.875% Notes due 2027
Trading Symbol	GE 27E
Security Exchange Name	NYSE
1.500% Notes due 2029
Title of 12(b) Security	1.500% Notes due 2029
Trading Symbol	GE 29
Security Exchange Name	NYSE
7 1/2% Guaranteed Subordinated Notes due 2035
Title of 12(b) Security	7 1/2% Guaranteed Subordinated Notes due 2035
Trading Symbol	GE /35
Security Exchange Name	NYSE
2.125% Notes due 2037
Title of 12(b) Security	2.125% Notes due 2037
Trading Symbol	GE 37
Security Exchange Name	NYSE